Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [Abstract]
Schedule of trade and other payables
	December 31, 2022	December 31, 2021
Domestic suppliers	176,447	132,051
Abroad suppliers	106	416
Advance from customers	2,086	5,130
Related parties (a)	71,054	-
Other accounts payable	16,127	7,763
Total	265,820	145,360

Current	264,728	144,424
Non-current	1,092	936

(a) The outstanding balances Relate to transactions in the ordinary course of business with the Company’s shareholder Twillo Inc. (note 27).